STATEMENTS OF FINANCIAL POSITION (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2009
Current assets:
Cash and cash equivalents	$ 380,757	$ 370,549	$ 310,943	$ 236,512	$ 289,169	$ 299,935
Accounts receivable-net	367,047	368,658		344,371
Related party receivable	4,394	4,361		2,933
Settlement assets	110,946	46,840		29,044
Prepaid expenses	11,512	8,642		10,059
Other	17,765	20,947		8,031
Total current assets	892,421	819,997		630,950
Customer incentives	19,709	17,493		9,619
Property and equipment-net	161,219	152,310		81,056
Intangible assets-net	837,001	916,198		1,035,891
Goodwill	1,532,374	1,532,374		1,532,374	1,049,150
Deferred taxes	12,292	4,292		28,168
Other assets	24,281	47,046		52,459
Total assets	3,479,297	3,489,710		3,370,517
Current liabilities:
Accounts payable and accrued expenses	213,017	193,706		163,380
Related party payable	752	3,814		12,466
Settlement obligations	248,752	208,669		229,131
Current portion of note payable to related party	16,000	3,803		3,813
Current portion of note payable	36,500	12,408		11,938
Deferred income	9,830	7,313		3,987
Current maturities of capital lease obligations	5,068	4,607		112
Other	2,477	6,400
Total current liabilities	532,396	440,720		424,827
Long-term liabilities:
Note payable to related party	296,000	373,592		377,437
Note payable	880,480	1,364,906		1,363,090
Capital lease obligations	9,552	12,322
Deferred taxes	9,263	9,263		4,043
Other	1,423	33,187		6,407
Total long-term liabilities	1,529,718	1,793,270		1,750,977
Total liabilities	2,062,114	2,233,990		2,175,804
Commitments and contingencies (See Note 10)
Equity:
Common stock, $.00001 par value; 89,637,770 shares authorized; 89,515,617 issued and outstanding at December 31, 2011 and 2010		1		1
Paid-in capital	676,232	581,241		579,726
Retained earnings	40,740	51,970		15,730
Accumulated other comprehensive loss	0	(9,514)
Total Vantiv, Inc. equity	700,847	623,698		595,457
Non-controlling interests	716,336	632,022		599,256
Total equity	1,417,183	1,255,720	1,218,053	1,194,713	1,162,642
Total liabilities and equity	$ 3,479,297	$ 3,489,710		$ 3,370,517